Stock Options and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock Options and Warrants

Note 6 - Stock Options and Warrants

Warrants

As of June 30, 2026, the Company had no warrant securities outstanding.

Options

Stock options are awarded to the Company’s employees, consultants and non-employee members of the board of directors under the Equity Incentive Plan and are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant. The aggregate fair value of these stock options granted by the Company during the six months ended June 30, 2026, was determined to be $5,654 using the Black-Scholes-Merton option-pricing model based on the following assumptions: (i) volatility rate of 31%, (ii) zero expected dividend yield, (iii) risk-free rate of 4.01%, (iv) price of $3.75, and (v) expected life of 10 years. For the six months ended June 30, 2026, the Company recognized share-based compensation expense of $5,654 related to stock options. A summary of option activity under the Company’s Equity Incentive Plan as of June 30, 2026, and changes during the year then ended, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2025	566,000	$1.61	2.02
Granted	3,000	3.75	8.83
Exercised	(35,013)	1.55	1.94
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at June 30, 2026	533,987	$1.63	1.57
Exercisable at June 30, 2026	253,987	$1.72	1.70

Equity Incentive Plan

On July 22, 2011, the Board of Directors of the Company approved the Company’s 2011 Equity Incentive Plan (the “Plan”) and on July 26, 2011, stockholders holding a majority of shares of the Company approved, by written consent, the Plan and the issuance under the Plan of 16,667 shares. On November 16, 2017, the Board of Directors approved an increase of 33,333 shares to be made available for issuance under the Plan. Accordingly, the total number of shares of common stock available for issuance under the Plan is 50,000 shares. On August 13, 2024, the Board of Directors adopted the American Battery Materials Inc. 2024 Incentive Compensation Plan, which was deemed desirable and in the best interests of the Corporation, authorizing the executive officers to implement and administer this new plan, reserving 800,000 shares of Common Stock for issuance. Awards may be granted to employees, officers, directors, consultants, agents, advisors and independent contractors of the Company and its related companies. Such options may be designated at the time of grant as either incentive stock options or non-qualified stock options. Stock-based compensation includes expense charges related to all stock-based awards. Such awards include options, warrants and stock grants. Generally, the Company issues stock options that vest over three years and expire in 5 to 10 years. As of June 30, 2026, all outstanding awards have been granted under the Plan.

On October 15, 2025, following approval by our Board of Directors and by written consent of stockholders holding a majority of our outstanding common stock, we amended our 2024 Incentive Compensation Plan to provide for an automatic share reserve mechanism equal to 17.5% of the Company’s issued and outstanding shares of common stock on a fully diluted basis. Under this provision, the number of shares available for issuance under the plan automatically increases upon each issuance of common stock or convertible securities by an amount necessary to maintain the 17.5% reserve (calculated on a fully diluted basis), with no downward adjustment if the Company’s capitalization subsequently decreases. This amendment was designed to provide equity-based awards to an increasing employee pool.

Restricted Stock Units

On May 21, 2026, the Board approved an award of 400,000 restricted stock units to Cobrador Capital Advisors LLC, an entity controlled by the Company’s Chief Executive Officer, in connection with advisory services and the Company’s proposed uplisting. The award has an aggregate grant-date fair value of $2,200,000, based on the closing price of the Company’s common stock of $5.50 on the date of grant. Each unit represents the right to receive one share of common stock upon vesting and settlement. No shares were issued at the date of grant, and the units carry no voting or dividend rights prior to settlement.

200,000 units vest in full upon completion of an uplisting transaction in which the Company’s common stock commences trading on a major U.S. national securities exchange. The remaining 200,000 units vest in 18 equal monthly installments commencing June 1, 2026, subject to continued service. All unvested units vest upon a change in control. Vested units are settled in shares within 30 days after the end of the month in which vesting occurs.

The uplisting condition is a performance condition that is not considered probable until the transaction occurs. Accordingly, no cost has been recognized for the 200,000 units subject to that condition, and $1,100,000 of unrecognized cost will be recognized upon completion of an uplisting transaction, if any.

For the three and six months ended June 30, 2026, the Company recognized $83,333 of share-based compensation expense related to the time-vesting portion. As of June 30, 2026, 11,111 units had vested and remained unsettled. Unrecognized cost related to the time-vesting portion was $1,016,667, expected to be recognized over approximately 1.3 years.

On July 29, 2026, the Board approved an amendment changing the commencement date of the monthly vesting schedule applicable to 200,000 units from June 1, 2026 to the date of completion of an uplisting transaction. As a result, all 400,000 units are contingent upon completion of an uplisting transaction.

Note 7 - Stock Options and Warrants

Warrants

As of December 31, 2025, the Company had no warrant securities outstanding.

A summary of all warrant activity for the year ended December 31, 2025, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	49,446	$5.77	0.70
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(49,446)	5.77	-
Balance outstanding at December 31, 2025	-	$-	-
Exercisable at December 31, 2025	-	$-	-

Options

Stock options are awarded to the Company’s employees, consultants and non-employee members of the board of directors under the Equity Incentive Plan and are generally granted with an exercise price equal to the market price of the Company’s common stock at the date of grant. The aggregate fair value of these stock options granted by the Company during the year ended December 31, 2025, was determined to be $20,023 using the Black-Scholes-Merton option-pricing model based on the following assumptions: (i) volatility rate of 31%, (ii) discount rate of 0%, (iii) zero expected dividend yield, (iv) risk-free rate of 3.88%, (v) price of $7.5, and (vi) expected life of 10 years. For the year ended December 31, 2025, the Company recognized stock-based compensation expense of $232,668 related to stock options. A summary of option activity under the Company’s Equity Incentive Plan as of December 31, 2025, and changes during the year then ended, is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	560,000	$1.55	2.94
Granted	6,000	7.50	9.83
Exercised	-	-	-
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at December 31, 2025	566,000	$1.61	2.02
Exercisable at December 31, 2025	192,667	$1.74	2.17

Equity Incentive Plan

On July 22, 2011, the Board of Directors of the Company approved the Company’s 2011 Equity Incentive Plan (the “Plan”) and on July 26, 2011, stockholders holding a majority of shares of the Company approved, by written consent, the Plan and the issuance under the Plan of 16,667 shares. On November 16, 2017, the Board of Directors approved an increase of 33,333 shares to be made available for issuance under the Plan. Accordingly, the total number of shares of common stock available for issuance under the Plan is 50,000 shares. On August 13, 2024, the Board of Directors adopted the American Battery Materials Inc. 2024 Incentive Compensation Plan, which was deemed desirable and in the best interests of the Corporation, authorizing the executive officers to implement and administer this new plan, reserving 800,000 shares of Common Stock for issuance. Awards may be granted to employees, officers, directors, consultants, agents, advisors and independent contractors of the Company and its related companies. Such options may be designated at the time of grant as either incentive stock options or non-qualified stock options. Stock-based compensation includes expense charges related to all stock-based awards. Such awards include options, warrants and stock grants. Generally, the Company issues stock options that vest over three years and expire in 5 to 10 years. As of December 31, 2025, all outstanding awards have been granted under the Plan.